Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Property, Plant and Equipment Disclosure [Text Block]
Property, Plant and Equipment, Net

Property, plant and equipment, net consists of the following as of December 31 (in millions):

	Depreciable Life	2015	2014

Utility plant in service:
Generation	20-100 years	$10,404	$9,351
Transmission	52-70 years	1,305	1,142
Electric distribution	20-70 years	3,059	2,933
Gas distribution	28-70 years	1,507	1,432
Utility plant in service		16,275	14,858
Accumulated depreciation and amortization		(5,229)	(4,954)
Utility plant in service, net		11,046	9,904
Nonregulated property, net:
Nonregulated property gross	5-45 years	15	14
Accumulated depreciation and amortization		(5)	(5)
Nonregulated property, net		10	9
		11,056	9,913
Construction work in progress		667	606
Property, plant and equipment, net		$11,723	$10,519

Nonregulated property includes land, computer software and other assets not recoverable for regulated utility purposes.

The average depreciation and amortization rates applied to depreciable utility plant for the years ended December 31 were as follows:

	2015	2014	2013

Electric	3.0%	2.8%	3.3%
Gas	2.9%	2.8%	2.8%

During the third quarter of 2013, MidAmerican Energy revised its depreciation rates for certain electric generating facilities based on the results of a new depreciation study. The new rates reflect longer estimated useful lives for wind-powered generating facilities placed in service in 2011 and 2012 and a lower accrual rate for the cost of removal regulatory liability related to coal-fueled generating facilities. The effect of this change was to reduce depreciation and amortization expense by $20 million in 2013 and $49 million annually based on depreciable plant balances at the time of the change. Effective January 1, 2014, MidAmerican Energy revised depreciation rates for certain electric generating facilities based on the results of its 2013 Iowa electric retail rate case. The new depreciation rates reflect longer estimated useful lives for certain generating facilities. The effect of this change was to reduce depreciation and amortization expense by $50 million annually based on depreciable plant balances at the time of the change.